UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Operating Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         February 12, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    102

Form 13F Information Table Value Total:    $1,014,396
                                         (thousands)


List of Other Included Managers:

No.             Form 13F File Number    Name

1.                                      Fox Point Fund LP
2.                                      Fox Point Offshore, Ltd.
3.                                      Fox Point QP Fund LP



                                                    FORM 13F INFORMATION TABLE
                                               Fox Point Capital Management LLC



COLUMN 1                       COLUMN  2   COLUMN 3        COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP           (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE  SHARED   NONE
--------------                 --------    -----           --------    -------   --- ----   ----------  -------- ----  ------   ----
ALLERGAN INC                   018490102   COM               2,499        39,661 SH         DEFINED     1          39,661
ALLERGAN INC                   018490102   COM               8,453       134,159 SH         DEFINED     2         134,159
ALLERGAN INC                   018490102   COM               7,951       126,180 SH         DEFINED     3         126,180
ALTRIA GROUP INC               02209S103   COM               1,946        99,156 SH         DEFINED     1          99,156
ALTRIA GROUP INC               02209S103   COM               6,583       335,379 SH         DEFINED     2         335,379
ALTRIA GROUP INC               02209S103   COM               6,193       315,465 SH         DEFINED     3         315,465
AMAZON COM INC                 023135106   COM               2,223        16,526 SH         DEFINED     1          16,526
AMAZON COM INC                 023135106   COM               7,519        55,896 SH         DEFINED     2          55,896
AMAZON COM INC                 023135106   COM               7,073        52,578 SH         DEFINED     3          52,578
APPLE INC                      037833100   COM               4,875        23,136 SH         DEFINED     1          23,136
APPLE INC                      037833100   COM              16,491        78,257 SH         DEFINED     2          78,257
APPLE INC                      037833100   COM              15,511        73,607 SH         DEFINED     3          73,607
BLACK & DECKER CORP            091797100   COM               1,071        16,526 SH         DEFINED     1          16,526
BLACK & DECKER CORP            091797100   COM               3,624        55,898 SH         DEFINED     2          55,898
BLACK & DECKER CORP            091797100   COM               3,409        52,576 SH         DEFINED     3          52,576
BLOCK H & R INC                093671105   COM               4,486       198,307 SH         DEFINED     1         198,307
BLOCK H & R INC                093671105   COM              15,173       670,776 SH         DEFINED     2         670,776
BLOCK H & R INC                093671105   COM              14,271       630,917 SH         DEFINED     3         630,917
CIGNA CORP                     125509109   COM               1,632        46,272 SH         DEFINED     1          46,272
CIGNA CORP                     125509109   COM               5,520       156,514 SH         DEFINED     2         156,514
CIGNA CORP                     125509109   COM               5,192       147,214 SH         DEFINED     3         147,214
COGNIZANT TECHNOLOGY SOLUTIO   192446102   CL A                749        16,525 SH         DEFINED     1          16,525
COGNIZANT TECHNOLOGY SOLUTIO   192446102   CL A              2,534        55,900 SH         DEFINED     2          55,900
COGNIZANT TECHNOLOGY SOLUTIO   192446102   CL A              2,383        52,575 SH         DEFINED     3          52,575
DECKERS OUTDOOR CORP           243537107   COM               1,681        16,526 SH         DEFINED     1          16,526
DECKERS OUTDOOR CORP           243537107   COM               5,686        55,896 SH         DEFINED     2          55,896
DECKERS OUTDOOR CORP           243537107   COM               5,348        52,578 SH         DEFINED     3          52,578
DIRECTV                        25490A101   COM CL A          5,511       165,242 SH         DEFINED     1         165,242
DIRECTV                        25490A101   COM CL A         18,643       559,012 SH         DEFINED     2         559,012
DIRECTV                        25490A101   COM CL A         17,534       525,746 SH         DEFINED     3         525,746
EBAY INC                       278642103   COM               5,910       251,188 SH         DEFINED     1         251,188
EBAY INC                       278642103   COM              19,992       849,651 SH         DEFINED     2         849,651
EBAY INC                       278642103   COM              18,804       799,161 SH         DEFINED     3         799,161
HEALTH NET INC                 42222G108   COM                  77         3,305 SH         DEFINED     1           3,305
HEALTH NET INC                 42222G108   COM                 260        11,180 SH         DEFINED     2          11,180
HEALTH NET INC                 42222G108   COM                 245        10,515 SH         DEFINED     3          10,515
IAC INTERACTIVECORP            44919P508   COM PAR $.001     2,978       145,425 SH         DEFINED     1         145,425
IAC INTERACTIVECORP            44919P508   COM PAR $.001    10,074       491,902 SH         DEFINED     2         491,902
IAC INTERACTIVECORP            44919P508   COM PAR $.001     9,476       462,673 SH         DEFINED     3         462,673
INTERCONTINENTALEXCHANGE INC   45865V100   COM               2,672        23,797 SH         DEFINED     1          23,797
INTERCONTINENTALEXCHANGE INC   45865V100   COM               9,039        80,493 SH         DEFINED     2          80,493
INTERCONTINENTALEXCHANGE INC   45865V100   COM               8,502        75,710 SH         DEFINED     3          75,710
ISHARES TR INDEX               464287655   RUSSELL 2000     37,146       594,900     PUT    DEFINED     1         594,900
ISHARES TR INDEX               464287655   RUSSELL 2000    125,661     2,012,500     PUT    DEFINED     2       2,012,500
ISHARES TR INDEX               464287655   RUSSELL 2000    118,174     1,892,600     PUT    DEFINED     3       1,892,600
ISHARES TR INDEX               464287184   FTSE XNHUA IDX   11,174       264,400     PUT    DEFINED     1         264,400
ISHARES TR INDEX               464287184   FTSE XNHUA IDX   37,797       894,400     PUT    DEFINED     2         894,400
ISHARES TR INDEX               464287184   FTSE XNHUA IDX   35,549       841,200     PUT    DEFINED     3         841,200
J CREW GROUP INC               46612H402   COM                 611        13,656 SH         DEFINED     1          13,656
J CREW GROUP INC               46612H402   COM               2,067        46,196 SH         DEFINED     2          46,196
J CREW GROUP INC               46612H402   COM               1,944        43,448 SH         DEFINED     3          43,448
JPMORGAN CHASE & CO            46625H100   COM               1,102        26,442 SH         DEFINED     1          26,442
JPMORGAN CHASE & CO            46625H100   COM               3,727        89,434 SH         DEFINED     2          89,434
JPMORGAN CHASE & CO            46625H100   COM               3,505        84,124 SH         DEFINED     3          84,124
KIMBERLY CLARK CORP            494368103   COM                 905        14,212 SH         DEFINED     1          14,212
KIMBERLY CLARK CORP            494368103   COM               3,063        48,072 SH         DEFINED     2          48,072
KIMBERLY CLARK CORP            494368103   COM               2,881        45,216 SH         DEFINED     3          45,216
LENDER PROCESSING SVCS INC     52602E102   COM                 672        16,525 SH         DEFINED     1          16,525
LENDER PROCESSING SVCS INC     52602E102   COM               2,273        55,900 SH         DEFINED     2          55,900
LENDER PROCESSING SVCS INC     52602E102   COM               2,138        52,575 SH         DEFINED     3          52,575
MASTERCARD INC                 57636Q104   CL A              1,269         4,958 SH         DEFINED     1           4,958
MASTERCARD INC                 57636Q104   CL A              4,293        16,769 SH         DEFINED     2          16,769
MASTERCARD INC                 57636Q104   CL A              4,038        15,773 SH         DEFINED     3          15,773
MATTEL INC                     577081102   COM               2,641       132,205 SH         DEFINED     1         132,205
MATTEL INC                     577081102   COM               8,935       447,184 SH         DEFINED     2         447,184
MATTEL INC                     577081102   COM               8,404       420,611 SH         DEFINED     3         420,611
MONSANTO CO NEW                61166W101   COM               1,621        19,831 SH         DEFINED     1          19,831
MONSANTO CO NEW                61166W101   COM               5,484        67,077 SH         DEFINED     2          67,077
MONSANTO CO NEW                61166W101   COM               5,158        63,092 SH         DEFINED     3          63,092
NVR INC                        62944T105   COM                 470           661 SH         DEFINED     1             661
NVR INC                        62944T105   COM               1,589         2,236 SH         DEFINED     2           2,236
NVR INC                        62944T105   COM               1,495         2,103 SH         DEFINED     3           2,103
POWERSHARES QQQ TRUST          73935A104   UNIT SER 1       16,635       363,600     PUT    DEFINED     1         363,600
POWERSHARES QQQ TRUST          73935A104   UNIT SER 1       56,259     1,229,700     PUT    DEFINED     2       1,229,700
POWERSHARES QQQ TRUST          73935A104   UNIT SER 1       52,919     1,156,700     PUT    DEFINED     3       1,156,700
ROVI CORP                      779376102   COM               6,004       188,396 SH         DEFINED     1         188,396
ROVI CORP                      779376102   COM              20,308       637,220 SH         DEFINED     2         637,220
ROVI CORP                      779376102   COM              19,102       599,384 SH         DEFINED     3         599,384
SKECHERS U S A INC             830566105   CL A                972        33,051 SH         DEFINED     1          33,051
SKECHERS U S A INC             830566105   CL A              3,288       111,796 SH         DEFINED     2         111,796
SKECHERS U S A INC             830566105   CL A              3,093       105,153 SH         DEFINED     3         105,153
SNAP ON INC                    833034101   COM                 634        15,005 SH         DEFINED     1          15,005
SNAP ON INC                    833034101   COM               2,145        50,757 SH         DEFINED     2          50,757
SNAP ON INC                    833034101   COM               2,017        47,738 SH         DEFINED     3          47,738
STARBUCKS CORP                 855244109   COM                 762        33,052 SH         DEFINED     1          33,052
STARBUCKS CORP                 855244109   COM               2,578       111,793 SH         DEFINED     2         111,793
STARBUCKS CORP                 855244109   COM               2,425       105,155 SH         DEFINED     3         105,155
TERADATA CORP DEL              88076W103   COM                 312         9,915 SH         DEFINED     1           9,915
TERADATA CORP DEL              88076W103   COM               1,054        33,539 SH         DEFINED     2          33,539
TERADATA CORP DEL              88076W103   COM                 991        31,546 SH         DEFINED     3          31,546
VERISIGN INC                   92343E102   COM               3,846       158,646 SH         DEFINED     1         158,646
VERISIGN INC                   92343E102   COM              13,008       536,621 SH         DEFINED     2         536,621
VERISIGN INC                   92343E102   COM              12,235       504,733 SH         DEFINED     3         504,733
VIRGIN MEDIA INC               92769L101   COM               2,670       158,642 SH         DEFINED     1         158,642
VIRGIN MEDIA INC               92769L101   COM               9,032       536,636 SH         DEFINED     2         536,636
VIRGIN MEDIA INC               92769L101   COM               8,494       504,722 SH         DEFINED     3         504,722
WARNACO GROUP INC              934390402   COM NEW           1,534        36,357 SH         DEFINED     1          36,357
WARNACO GROUP INC              934390402   COM NEW           5,188       122,972 SH         DEFINED     2         122,972
WARNACO GROUP INC              934390402   COM NEW           4,880       115,671 SH         DEFINED     3         115,671
WELLPOINT INC                  94973V107   COM               4,817        82,630 SH         DEFINED     1          82,630
WELLPOINT INC                  94973V107   COM              16,291       279,482 SH         DEFINED     2         279,482
WELLPOINT INC                  94973V107   COM              15,324       262,888 SH         DEFINED     3         262,888


SK 26105 0001 1070627